General Information and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
General Information And Basis Of Presentation [Abstract]
General information and basis of presentation

1 General information and basis of presentation

(a)	General information

WeRide Inc. (the “Company”), an exempted company with limited liability, was incorporated in the Cayman Islands under the Companies Act, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands on March 13, 2017. The Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Stock Market since October 25, 2024 and the Company completed its initial public offering (“IPO”) on October 28, 2024. Each ADS of the Company represents three ordinary shares.

The Company is an investment holding company. The Company, through its wholly-owned subsidiaries (collectively referred to as the “Group”), is principally engaged in providing autonomous driving products and services. The Group’s principal operations and geographic markets are mainly in the People’s Republic of China (the “PRC”).

(b)	Basis of preparation of the financial statements

The condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the Group’s last annual consolidated financial statements as of and for the year ended December 31, 2024 (“last annual consolidated financial statements”). They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS” or “IFRS Accounting Standards”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements.

1 General information and basis of presentation

(a) General information

WeRide Inc. (the “Company”), an exempted company with limited liability, was incorporated in the Cayman Islands under the Companies Act, Cap. 22 (Law 3 of 1961, as consolidated and revised) of the Cayman Islands on March 13, 2017. The Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Stock Market since October 25, 2024 and the Company completed its initial public offering (“IPO”) on October 28, 2024. Each ADS of the Company represents three ordinary shares.

The Company is an investment holding company. The Company, through its wholly-owned subsidiaries (collectively referred to as the “Group”), is principally engaged in providing autonomous driving products and services. The Group’s principal operations and geographic markets are in the People’s Republic of China (the “PRC”).

(b) VIE reorganization

Historically, the Company conducted its surveying and mapping in internet mapping service category and held the relevant license through Guangzhou Jingqi Technology Co., Ltd. (“Guangzhou Jingqi” or the former “VIE”) and its subsidiaries prior to March 2023. The Company had control over the former VIE via a series of contractual arrangements (“VIE Arrangements”). The directors of the Company consider that the VIE Arrangements were in compliance with the relevant PRC laws and regulations and were legally binding and enforceable. In March 2023, the Group acquired 100% equity interest of the former VIE and its subsidiaries at the consideration of RMB0.6 million and the previous VIE Arrangements were terminated. Since March 2023, the Company controls the former VIE and its subsidiaries through legal ownership interests and the former VIE and its subsidiaries accounted for as consolidated subsidiaries of the Company.

(c) Former VIE

Prior to the Reorganization as described in Note 1(b), the Group was engaged in surveying and mapping businesses through the former VIE and its subsidiaries.

The recognized and unrecognized revenue-producing assets that were held by the former VIE primarily consisted of property and equipment, assembled workforce and the Internet Content Provider (“ICP”) licenses. The equity interests of Guangzhou Jingqi were legally held by three individuals, including 1) Dr. Tony Xu Han, the co-founder and controlling shareholder, chairman of the Board of Directors and Chief Executive Officer (“CEO”); 2) Mr. Li Zhang, the former Chief Operation Officer (“former COO”); and 3) Mr. Hua Zhong, the senior Vice President of Engineering. All the individual shareholders of the former VIE were collectively referred to as “Nominee Shareholders” and acted as Nominee Shareholders of Guangzhou Jingqi on behalf of Guangzhou Wenyuan Zhixing Technology Co., Ltd. (“Guangzhou Wenyuan”), the Company’s wholly owned subsidiary (“WFOE”). VIE Agreements, including Powers of Attorney, Exclusive Technology Consulting and Service Agreement, Equity Interest Pledge Agreement, Exclusive Option Agreement and Spousal Consent Letters, were entered into among the WFOE, the former VIE and the Nominee Shareholders. Pursuant to the VIE Agreements, Nominee Shareholders had granted all their legal rights, including voting rights and disposition rights of their equity interests in the former VIE, to the WFOE. The Nominee Shareholders did not participate significantly in income and loss and did not have the power to direct the activities of the former VIE that most significantly impact their returns. Accordingly, the former VIE was considered as variable interest entity.

Under the VIE Agreements, the Company had the power to direct the management, financial and operating policies of the former VIE, had exposure or rights to variable returns from its involvement with the former VIE, and had the ability to use its power over the former VIE to affect the amount of the returns. As a result, the former VIE had been accounted for as consolidated subsidiary of the Company.

1 General information and basis of presentation (Continued)

The principal terms of the VIE Agreements were further described below.

1) Powers of Attorney

Pursuant to the powers of attorney executed by the Nominee Shareholders of the former VIE, each of the Nominee Shareholders of the former VIE irrevocably authorized the WFOE to act as their attorney-in-fact to exercise all of the rights as a shareholder, including, but not limited to, the right to (i) attend shareholders’ meeting and sign the relevant resolutions on behalf of the shareholder, (ii) exercise all shareholder’s rights under PRC laws and the articles of association of the former VIE, such as the voting right, the rights to sale, transfer, pledge and dispose of all or part of the shareholder’s equity interest in the former VIE, and (iii) designate and appoint the former VIE’s legal representative, chairman of the board of directors, director, general manager and other senior management members on behalf of the shareholder. The powers of attorney remained effective until such shareholder ceased to be a shareholder of the former VIE.

2) Equity Interest Pledge Agreements

Pursuant to equity interest pledge agreement, the Nominee Shareholders of the former VIE had pledged 100% equity interests in the former VIE to the WFOE to guarantee the performance of the obligations by the former VIE and the Nominee Shareholders under the exclusive technology consulting and service agreement, the exclusive option agreement and the powers of attorney. If events of default occur, the WFOE, as the pledgee, to the extent permitted by PRC laws, may exercise the right to enforce the pledge, provided that a written notice is delivered. The Nominee Shareholders of the former VIE also covenanted that, without the prior written consent of the WFOE, they shall not transfer the pledged equity interests, create or allow any new pledge or other encumbrance of other type on the pledged equity interests.

3) Spousal Consent

Pursuant to the spousal consent letters, each of the spouses of the applicable Nominee Shareholders of the former VIE acknowledged and confirmed the execution of the relevant equity interest pledge agreement, exclusive option agreement and powers of attorney, and unconditionally and irrevocably agreed that the equity interest in the former VIE held by and registered in the name of their respective spouse would be disposed of pursuant to these agreements. In addition, each of them agreed not to assert any rights over the equity interest in the former VIE held by their respective spouses. In addition, in the event that any of them obtained any equity interest in the former VIE held by their respective spouses for any reason, such spouses agreed to be bound by similar obligations and agreed to enter into similar contractual arrangements, as amended and restated from time to time.

4) Exclusive Technology Consulting and Service Agreement

Pursuant to the exclusive technology consulting and service agreement, the WFOE had the exclusive right to provide the former VIE with technology consulting and services, including but not limited to technology research and development, technology application and implementation, staff training and technology consultations. Without the WFOE’s prior written consents, the former VIE may not accept the same or similar service contemplated by the agreement provided by any third party during the term of the agreement. The former VIE agreed to pay the WFOE consulting and service fees at the total amount of the pre-tax profit, after deducting the necessary expenses, costs for business operations generated by the former VIE, or an amount that is adjusted in accordance with the WFOE’s sole discretion based on the services and technologies provided by the former VIE, the operating conditions and the plans of business development of the former VIE. To guarantee the former VIE’s performance, the Nominee Shareholders of the former VIE had pledged all of their equity interests in the former VIE to the WFOE pursuant to the equity interest pledge agreement. The exclusive technology consulting and service agreement had a term of ten years upon the date of execution, which would be automatically extended for another ten years upon the date of expiration, unless terminated in writing by the WFOE.

1 General information and basis of presentation (Continued)

5) Exclusive Option Agreement

Pursuant to the exclusive option agreement, each of the Nominee Shareholders of the former VIE had irrevocably granted the WFOE, or any person or persons designated by the WFOE, an exclusive option to purchase all or part of the equity interests in the former VIE held by the Nominee Shareholders. In addition, the former VIE had granted each of the Nominee Shareholders of the former VIE an exclusive option to purchase all or a part of the assets held by the former VIE. The WFOE or persons designated by the WFOE may exercise such options to purchase equity interests in the former VIE at the lowest price permitted under PRC laws, or assets of the former VIE at the lower of the net book value and the lowest price permitted under PRC laws. The Nominee Shareholders further undertook that, without the prior written consent of the WFOE, the former VIE would not, among other things, (i) supplement, change or amend the former VIE’s articles of association, (ii) increase or decrease the former VIE’s registered capital or change its structure of registered capital, (iii) sell, transfer, mortgage, dispose of, or allow any new pledge or other encumbrance of other types on any assets of the former VIE and any legal or beneficial interests in the business or revenues of the former VIE, (iv) enter into any material contracts, except in the ordinary course of business, or (v) merge or consolidate the former VIE with any other entity, acquire any other entity, or provide investment to any other entity. The exclusive option agreement would remain effective until all of the equity interests or assets of the former VIE have been transferred to the WFOE and/or their designated person.

The Group relied on the VIE Agreements to operate and control the former VIE. All the former VIE Agreements were governed by the PRC laws and provided for the resolution of disputes through arbitration in China. Accordingly, these agreements would be interpreted in accordance with the PRC laws and any disputes would be resolved in accordance with the PRC legal procedures. In the opinion of management, taking into account the legal opinion obtained from the Group’s PRC legal counsel, the contractual arrangements described above were valid, binding and enforceable upon each party to such arrangements in accordance with its terms and applicable PRC laws.

Summary financial information of the Group’s former VIE, inclusive of former VIE’s subsidiaries

The Group’s involvement with the former VIE under the VIE Agreements affected the Group’s consolidated financial position, results of operations and cash flows as indicated below.

The following consolidated revenue, net loss and cash flow information for the year ended December 31, 2022, have been included in the accompanying consolidated financial statements.

For the year ended
December 31,
2022
RMB’000
Revenue	181,539
Loss for the year	(188,961)
Net cash used in operating activities	(68,652)
Net cash used in investing activities	(15,876)
Net cash used in financing activities	(638,252)
Net decrease in cash	(722,780)
Cash at the beginning of the year	764,207
Cash at the end of the year	41,427

During the year presented, the Company and its wholly-owned subsidiaries provided financial support to the former VIE that they were not previously contractually required to provide in the form of advances.

1 General information and basis of presentation (Continued)

(d) Basis of preparation and presentation

The Group has adopted December 31 as its financial year end date. These consolidated financial statements have been prepared in accordance with all applicable International Financial Reporting Standards Accounting Standards (“IFRS” or “IFRS Accounting Standards”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorised for issue by the Board of Directors on March 25, 2025. Material accounting policies adopted by the Group are disclosed in Note 2.

The IASB has issued a number of new and revised IFRS Accounting Standards that are first effective or available for early adoption for the annual accounting periods beginning on January 1, 2024. Note 1(e) provides information on any changes in accounting policies resulting from initial application of these developments to the extent that they are relevant to the Group for the year ended December 31, 2024 reflected in these consolidated financial statements. The new and revised accounting standards and interpretations issued but not yet effective for the accounting period beginning on January 1, 2024 are set out in Note 36.

The consolidated financial statements for the years presented comprise the Company, its subsidiaries and/or former VIE and its subsidiaries.

The measurement basis used in the preparation of these consolidated financial statements is the historical cost basis except that the following assets and liabilities are stated at their fair value as explained in the accounting policies set out below:

●	Other investments in securities (see Note 2(g)); and
●	Financial liabilities measured at FVTPL (see Note (2(s)).

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgments made by management in the application of IFRS Accounting Standards that have significant effect on the consolidated financial statements and major sources of estimation uncertainty are discussed in Note 3.

(e) Changes in accounting policies

The IASB has issued the following amendments to IFRS Accounting Standards that are first effective for the accounting period beginning on January 1, 2024 and the Group has applied these amendments to these consolidated financial statements for the current year:

●	Amendments to IFRS 16, Lease Liability in a Sale and Leaseback
●	Amendments to IAS 7, Statement of cash flows and IFRS 7, Financial instruments: Disclosures—Supplier finance arrangements

None of these developments have had a material effect on how the Group’s results and financial position for the accounting period beginning on January 1, 2024 have been prepared or presented.